Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	BRAVO 2026-NQM5 1000002		34399248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.					Reviewer Comment (2024-08-30): Cured prior to discovery. Buyer Comment (2024-08-28): Please see the final CD dated XX/XX/XXXXhich shows a correct escrow acct also the initial escrow account disclosure statement showing also correct escrow amount.		XX/XX/XXXX 4:14:13 PM		2	B		XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000002		34399249			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final CD reflects a Monthly Escrow Payment of $800.70, yet the PC CD with a date ofXX/XX/XXXXhows the escrow payment as $XXX.				Reviewer Comment (2024-08-30): Cured prior to discovery. Buyer Comment (2024-08-28): Please see the final CD dated XX/XX/XXXXhich shows a correct escrow acct also the initial escrow account disclosure statement showing also correct escrow amount.		XX/XX/XXXX 4:14:27 PM		2	B		XX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000006		34399320			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The file was missing the secondary valuation required for securitization purposes.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	SitusAMC,Originator	Reviewer Comment (2024-12-23): Property inspected post disaster but pre-FEMA declaration of disaster end date.			XX/XX/XXXX 12:54:42 PM	2	B		XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000006		34399324			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. A credit report re-issue fee was added without a valid change of circumstance.Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-30): SitusAMC received PCCD, LOE and payment history for principal reduction of cure. Buyer Comment (2024-12-27): Please see PCCD & Pymt history attached showing a cure for $XXX due to increase in credit report fee. PCCD was included in the original binder please see pages # 910 to 917		XX/XX/XXXX 10:06:07 PM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000006		34399325			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Sufficient cure provided at closing				Reviewer Comment (2024-12-30): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 10:07:24 PM		1	A		XX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000007		34399942			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	Credit report Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.				Reviewer Comment (2025-04-17): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:47:56 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000004		34400059			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Borrower does not meet the reserve requirements. (Guideline require 6 months borrower has verified 3 months)	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Residual income is greater than $2,500.00. Borrower's own funds used for Down payment & closing(No gifts or DPA). Excellent Credit Management with FICO 720+. Low default risk with equity, LTV 10% lower than matrix.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-02): Client elects to waive with compensating factors.			XX/XX/XXXX 11:58:17 AM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	BRAVO 2026-NQM5 1000004		34400063			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Excessive overdrafts (Guidelines allow for 3, borrower has 13)	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Residual income is greater than $2,500.00. Borrower's own funds used for Down payment & closing(No gifts or DPA). Excellent Credit Management with FICO 720+. Low default risk with equity, LTV 10% lower than matrix.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-05-02): Client elects to waive with compensating factors.			XX/XX/XXXX 11:58:29 AM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No